SP SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.3%
Common Stocks — 95.6%
Aerospace & Defense — 1.4%
Aerojet Rocketdyne Holdings, Inc.*(a)	12,010	$ 606,625
Curtiss-Wright Corp.	3,397	439,470
Ducommun, Inc.*	6,903	292,687
Mercury Systems, Inc.*	5,355	434,665
Moog, Inc. (Class A Stock)	2,466	200,042
Parsons Corp.*	12,538	413,503
Triumph Group, Inc.	23,421	535,873
		2,922,865
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	26,769	562,685
Atlas Air Worldwide Holdings, Inc.*	11,519	290,624
		853,309
Airlines — 1.0%
SkyWest, Inc.	35,114	2,015,544
Auto Components — 1.1%
Adient PLC	17,906	411,122
American Axle & Manufacturing Holdings, Inc.*	61,932	509,081
Dana, Inc.	54,203	782,692
Dorman Products, Inc.*	5,867	466,661
Visteon Corp.*	2,545	210,064
		2,379,620
Banks — 18.1%
Alerus Financial Corp.	7,148	155,826
Amalgamated Bank (Class A Stock)	21,913	351,046
Ameris Bancorp	18,527	745,526
Atlantic Union Bankshares Corp.	42,572	1,585,594
BancorpSouth Bank	44,554	1,319,244
Bank of Hawaii Corp.(a)	6,138	527,438
Banner Corp.	30,176	1,694,986
Brookline Bancorp, Inc.	49,657	731,448
Bryn Mawr Bank Corp.	13,104	478,427
CenterState Bank Corp.	77,622	1,861,764
Columbia Banking System, Inc.	42,886	1,582,493
Community Bank System, Inc.	24,354	1,502,398
ConnectOne Bancorp, Inc.	32,991	732,400
CVB Financial Corp.	79,465	1,658,435
FB Financial Corp.	20,758	779,463
First Financial Bankshares, Inc.(a)	44,743	1,491,284
First Merchants Corp.	41,783	1,572,503
First Midwest Bancorp, Inc.	40,274	784,538
First of Long Island Corp. (The)	10,950	249,113
Flushing Financial Corp.	15,385	310,854
German American Bancorp, Inc.	9,828	314,987
Glacier Bancorp, Inc.(a)	44,702	1,808,643
Great Western Bancorp, Inc.	38,507	1,270,731
Heritage Financial Corp.	24,452	659,226
Home BancShares, Inc.	35,582	668,764
Independent Bank Corp.(a)	21,584	1,611,246
Independent Bank Group, Inc.	21,149	1,112,649
Lakeland Financial Corp.	23,686	1,041,710
LegacyTexas Financial Group, Inc.(a)	27,126	1,180,795
Pacific Premier Bancorp, Inc.	20,647	643,980
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Pinnacle Financial Partners, Inc.	16,197	$ 919,180
Renasant Corp.	45,224	1,583,292
Sandy Spring Bancorp, Inc.	14,099	475,277
South State Corp.	14,829	1,116,624
TCF Financial Corp.	11,336	431,562
Towne Bank	24,052	668,766
TriCo Bancshares(a)	17,411	632,019
United Community Banks, Inc.	55,430	1,571,440
		37,825,671
Biotechnology — 0.3%
Emergent BioSolutions, Inc.*	10,605	554,429
Building Products — 0.2%
Armstrong World Industries, Inc.	5,522	533,977
Capital Markets — 1.7%
Brightsphere Investment Group, Inc.	28,160	279,066
Houlihan Lokey, Inc.	21,279	959,683
PJT Partners, Inc. (Class A Stock)	9,785	398,250
Stifel Financial Corp.	27,438	1,574,392
Virtu Financial, Inc. (Class A Stock)(a)	20,145	329,572
		3,540,963
Chemicals — 1.6%
HB Fuller Co.	12,431	578,787
Ingevity Corp.*	7,976	676,684
Innospec, Inc.	6,101	543,843
Kraton Corp.*	6,788	219,185
PolyOne Corp.	25,720	839,758
Quaker Chemical Corp.	2,346	370,996
Tronox Holdings PLC (Class A Stock)	9,619	79,838
		3,309,091
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.(a)	19,689	715,105
Brady Corp. (Class A Stock)	12,743	676,016
		1,391,121
Communications Equipment — 1.8%
Lumentum Holdings, Inc.*(a)	26,055	1,395,506
NetScout Systems, Inc.*	51,865	1,196,007
Plantronics, Inc.	9,875	368,535
Viavi Solutions, Inc.*	58,903	824,936
		3,784,984
Construction & Engineering — 0.8%
EMCOR Group, Inc.	12,908	1,111,637
Granite Construction, Inc.	18,049	579,914
		1,691,551
Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	34,295	761,349
Consumer Finance — 0.1%
Oportun Financial Corp.*	10,736	174,138
Diversified Consumer Services — 0.7%
Chegg, Inc.*	10,569	316,541
A1

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (cont’d.)
Laureate Education, Inc. (Class A Stock)*	12,718	$ 210,801
OneSpaWorld Holdings Ltd. (Bahamas)*(a)	54,600	847,938
		1,375,280
Electric Utilities — 3.5%
ALLETE, Inc.	24,523	2,143,556
IDACORP, Inc.	9,929	1,118,700
PNM Resources, Inc.	32,947	1,715,880
Portland General Electric Co.	40,525	2,284,394
		7,262,530
Electronic Equipment, Instruments & Components — 2.5%
Anixter International, Inc.*	2,482	171,556
CTS Corp.	26,205	847,994
FARO Technologies, Inc.*	8,010	387,283
II-VI, Inc.*(a)	18,766	660,751
KEMET Corp.	30,366	552,054
Knowles Corp.*	41,411	842,300
Rogers Corp.*	4,256	581,838
SYNNEX Corp.	11,138	1,257,480
		5,301,256
Energy Equipment & Services — 1.2%
Apergy Corp.*	49,027	1,326,180
Cactus, Inc. (Class A Stock)*	41,123	1,190,100
		2,516,280
Entertainment — 0.4%
Live Nation Entertainment, Inc.*(a)	12,439	825,203
Equity Real Estate Investment Trusts (REITs) — 9.9%
Acadia Realty Trust	64,908	1,855,071
Chatham Lodging Trust	21,960	398,574
Columbia Property Trust, Inc.	65,032	1,375,427
CyrusOne, Inc.	32,295	2,554,534
Healthcare Realty Trust, Inc.	58,699	1,966,416
Hudson Pacific Properties, Inc.	31,736	1,061,887
Life Storage, Inc.	8,311	876,062
National Health Investors, Inc.	19,918	1,641,044
Park Hotels & Resorts, Inc.	51,217	1,278,888
Pebblebrook Hotel Trust	68,972	1,918,801
Preferred Apartment Communities, Inc. (Class A Stock)(a)	28,453	411,146
PS Business Parks, Inc.	10,822	1,969,063
RLJ Lodging Trust	89,738	1,524,649
STAG Industrial, Inc.	61,904	1,824,930
		20,656,492
Food & Staples Retailing — 0.8%
BJ’s Wholesale Club Holdings, Inc.*	34,546	893,705
Grocery Outlet Holding Corp.*	7,687	266,585
Performance Food Group Co.*	10,098	464,609
		1,624,899
Food Products — 1.8%
Darling Ingredients, Inc.*	47,946	917,207
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Hostess Brands, Inc.*(a)	75,275	$ 1,052,721
Nomad Foods Ltd. (United Kingdom)*	37,625	771,313
Simply Good Foods Co. (The)*	37,475	1,086,400
		3,827,641
Gas Utilities — 1.6%
Chesapeake Utilities Corp.	17,361	1,654,850
New Jersey Resources Corp.	37,871	1,712,527
		3,367,377
Health Care Equipment & Supplies — 1.5%
Avanos Medical, Inc.*	26,871	1,006,588
CONMED Corp.	9,712	933,809
Orthofix Medical, Inc.*	10,265	544,250
Wright Medical Group NV*	27,541	568,171
		3,052,818
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.*(a)	17,740	551,359
AMN Healthcare Services, Inc.*	12,539	721,745
		1,273,104
Health Care Technology — 1.0%
Allscripts Healthcare Solutions, Inc.*	117,311	1,288,075
HMS Holdings Corp.*	16,006	551,647
Vocera Communications, Inc.*(a)	13,021	320,967
		2,160,689
Hotels, Restaurants & Leisure — 1.9%
Boyd Gaming Corp.	31,110	745,084
Eldorado Resorts, Inc.*(a)	4,940	196,958
Jack in the Box, Inc.	2,921	266,162
Marriott Vacations Worldwide Corp.	21,884	2,267,401
Wendy’s Co. (The)(a)	20,751	414,605
		3,890,210
Household Durables — 2.0%
KB Home	46,850	1,592,900
Meritage Homes Corp.*	19,841	1,395,815
TopBuild Corp.*	12,282	1,184,353
		4,173,068
Household Products — 0.1%
Central Garden & Pet Co. (Class A Stock)*	7,520	208,492
Insurance — 4.8%
AMERISAFE, Inc.	9,701	641,333
CNO Financial Group, Inc.	31,605	500,307
Enstar Group Ltd. (Bermuda)*	4,466	848,183
James River Group Holdings Ltd.	23,887	1,223,970
Kemper Corp.	11,776	917,939
Kinsale Capital Group, Inc.	14,012	1,447,580
Primerica, Inc.	7,755	986,668
ProAssurance Corp.	9,933	400,002
RLI Corp.	13,980	1,298,882

A2

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Selective Insurance Group, Inc.	24,463	$ 1,839,373
		10,104,237
Interactive Media & Services — 0.2%
Cars.com, Inc.*(a)	39,051	350,678
Internet & Direct Marketing Retail — 0.0%
Revolve Group, Inc.*(a)	4,599	107,479
IT Services — 1.5%
CACI International, Inc. (Class A Stock)*	2,756	637,353
KBR, Inc.	64,732	1,588,523
LiveRamp Holdings, Inc.*	23,512	1,010,075
		3,235,951
Leisure Products — 0.4%
Callaway Golf Co.	39,957	775,565
Life Sciences Tools & Services — 0.8%
Cambrex Corp.*	2,912	173,264
Syneos Health, Inc.*	28,502	1,516,591
		1,689,855
Machinery — 4.8%
Alamo Group, Inc.	4,879	574,356
CIRCOR International, Inc.*	17,311	650,028
Columbus McKinnon Corp.	7,471	272,168
Federal Signal Corp.	30,459	997,228
ITT, Inc.	11,947	731,037
Kennametal, Inc.	35,646	1,095,758
Navistar International Corp.*	12,040	338,444
RBC Bearings, Inc.*	3,957	656,506
Rexnord Corp.*	66,732	1,805,101
Terex Corp.	26,134	678,700
TriMas Corp.*	39,235	1,202,553
Watts Water Technologies, Inc. (Class A Stock)	11,381	1,066,741
		10,068,620
Media — 1.3%
Gray Television, Inc.*	50,211	819,444
Liberty Latin America Ltd. (Chile) (Class C Stock)*	44,434	759,599
Nexstar Media Group, Inc. (Class A Stock)	7,414	758,526
TEGNA, Inc.	25,499	396,000
		2,733,569
Metals & Mining — 1.8%
Allegheny Technologies, Inc.*	17,821	360,875
Carpenter Technology Corp.	23,832	1,231,161
Cleveland-Cliffs, Inc.(a)	14,350	103,607
Commercial Metals Co.	17,342	301,404
Constellium SE*	80,621	1,024,693
Kaiser Aluminum Corp.	5,758	569,869
Royal Gold, Inc.	2,028	249,870
		3,841,479
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) — 2.5%
Granite Point Mortgage Trust, Inc.	21,716	$ 406,958
MFA Financial, Inc.	185,996	1,368,931
PennyMac Mortgage Investment Trust	38,315	851,743
Redwood Trust, Inc.	74,535	1,223,119
Two Harbors Investment Corp.	105,325	1,382,917
		5,233,668
Oil, Gas & Consumable Fuels — 4.4%
Brigham Minerals, Inc. (Class A Stock)	15,855	315,515
Callon Petroleum Co.*(a)	105,920	459,693
Centennial Resource Development, Inc. (Class A Stock)*	35,809	161,678
Delek US Holdings, Inc.	24,143	876,391
Falcon Minerals Corp.	61,038	350,969
Golar LNG Ltd. (Bermuda)	83,817	1,088,783
Matador Resources Co.*(a)	52,589	869,296
PBF Energy, Inc. (Class A Stock)	8,849	240,604
PDC Energy, Inc.*	32,526	902,596
Rattler Midstream, MLP*	31,426	560,011
Viper Energy Partners, MLP	67,602	1,870,547
WPX Energy, Inc.*	133,341	1,412,081
		9,108,164
Paper & Forest Products — 0.2%
Boise Cascade Co.	12,944	421,845
Pharmaceuticals — 0.4%
Prestige Consumer Healthcare, Inc.*(a)	26,784	929,137
Professional Services — 0.4%
ASGN, Inc.*	14,785	929,385
Real Estate Management & Development — 0.5%
Kennedy-Wilson Holdings, Inc.	48,684	1,067,153
Road & Rail — 1.1%
Saia, Inc.*	20,702	1,939,778
Werner Enterprises, Inc.	9,128	322,218
		2,261,996
Semiconductors & Semiconductor Equipment — 2.0%
Cree, Inc.*	5,318	260,582
Entegris, Inc.	15,782	742,701
MACOM Technology Solutions Holdings, Inc.*	25,363	545,178
Nanometrics, Inc.*	24,453	797,657
Semtech Corp.*	16,291	791,905
Silicon Laboratories, Inc.*	5,231	582,472
Synaptics, Inc.*	12,197	487,270
		4,207,765
Software — 1.4%
Avaya Holdings Corp.*	24,482	250,451
Bottomline Technologies DE, Inc.*	9,693	381,419
CommVault Systems, Inc.*	13,866	619,949
Cornerstone OnDemand, Inc.*	15,241	835,512
Verint Systems, Inc.*(a)	18,252	780,820
		2,868,151

A3

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail — 2.8%
Aaron’s, Inc.	13,914	$ 894,114
Abercrombie & Fitch Co. (Class A Stock)	6,442	100,495
Asbury Automotive Group, Inc.*	9,315	953,204
Bed Bath & Beyond, Inc.(a)	15,990	170,134
Burlington Stores, Inc.*	3,139	627,235
Designer Brands, Inc. (Class A Stock)	15,054	257,724
Group 1 Automotive, Inc.	4,776	440,873
Guess?, Inc.(a)	32,623	604,504
Michaels Cos., Inc. (The)*(a)	43,153	422,468
Rent-A-Center, Inc.(a)	15,817	407,920
RH*(a)	2,648	452,358
Sally Beauty Holdings, Inc.*(a)	13,850	206,226
Shoe Carnival, Inc.(a)	7,511	243,432
		5,780,687
Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	6,556	635,211
Crocs, Inc.*	27,899	774,476
Deckers Outdoor Corp.*	2,187	322,276
G-III Apparel Group Ltd.*	7,623	196,445
		1,928,408
Thrifts & Mortgage Finance — 2.4%
MGIC Investment Corp.	130,555	1,642,382
OceanFirst Financial Corp.	44,728	1,055,581
Provident Financial Services, Inc.	36,898	905,108
Washington Federal, Inc.	37,564	1,389,492
		4,992,563
Trading Companies & Distributors — 1.9%
Beacon Roofing Supply, Inc.*	36,708	1,230,819
Foundation Building Materials, Inc.*	16,014	248,057
H&E Equipment Services, Inc.	24,380	703,607
Kaman Corp.	16,924	1,006,301
Univar Solutions, Inc.*(a)	36,797	763,906
		3,952,690

Total Common Stocks (cost $166,561,221)		199,842,996
	Shares	Value

Exchange-Traded Fund — 1.7%
iShares Russell 2000 Value ETF(a)	29,213	$ 3,488,324
(cost $3,534,200)

Total Long-Term Investments (cost $170,095,421)		203,331,320

Short-Term Investments — 12.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	5,413,572	5,413,572
PGIM Institutional Money Market Fund (cost $19,751,091; includes $19,716,579 of cash collateral for securities on loan)(b)(w)	19,752,229	19,754,204

Total Short-Term Investments (cost $25,164,663)		25,167,776

TOTAL INVESTMENTS—109.3% (cost $195,260,084)		228,499,096

Liabilities in excess of other assets — (9.3)%		(19,430,619)

Net Assets — 100.0%		$ 209,068,477

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,260,092; cash collateral of $19,716,579 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4